Lease (Details 2) - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Leases [Abstract]
Lease payments for the year ending November 30, 2021	$ 125,640
Less imputed interest	6,871
Present value of lease liabilities	$ 118,769	$ 157,110